Property and Equipment, Net (Details)	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 308,666	$ 2,004	¥ 461,262